SEGMENT REPORTING	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
SEGMENT REPORTING
18	SEGMENT REPORTING

i)	Basis for segmentation

The Group has the following strategic divisions which are its operating and also reportable segments. These segments offer different products and services, and are generally managed separately from a commercial, technological, marketing, operational and regulatory perspective. The Group’s chief executive officer (the Chief Operating Decision Maker or CODM) reviews performance of each segment on a monthly basis for purposes of business management, resource allocation, operating decision making and performance evaluation.

The following summary describes the operations of each reportable segment:

Reportable segments	Operations
IFM services	Encompass cleaning services, property and facility management, and security guard services, delivered as part of a unified service package. Cleaning services include commercial, hospitality, industrial, and disinfection work, while property and facility management covers maintenance, landscaping, administrative support, and compliance functions. Security services include on-site monitoring, safety inspection, and related support.
Manpower outsourcing services	Providing casual workers by comprehensively understanding the corporate customers’ requirements and matching their requirements with qualified casual workers from various kinds of work including, but not limited to, Food & Beverage Crews, Kitchen helper, retail assistant and etc.
Other services	Including web design and development, digital marketing, and rental income from investment properties.
ii)	Information about reportable segment

The CODM evaluates operating segments based on revenue and Segment profit/(loss). Total revenue for reportable segments equals consolidated revenue for the Group. Segment (loss)/profit is defined as net profit or loss of each operating segment excluding the unallocated overhead cost.

	IFM services	Manpower outsourcing services	Other services	Unallocated	Total
	USD	USD	USD	USD	USD
2025
Segment revenue	32,848,979	22,984,405	1,411,783	-	57,245,167
Cost	(28,511,230)	(19,812,368)	(1,024,068)	-	(49,347,666)
Other income	895,250	240,029	167,148	132,709	1,169,718
Selling and marketing expenses	(96,322)	(221,061)	(148,853)	(2,264,799)	(2,731,035)
General and administrative expenses	(6,669,472)	(2,505,976)	(1,525,382)	(8,978,973)	(19,679,803)
Impairment loss on intangible asset	(4,063,000)	-	-	-	(4,063,000)
Impairment loss on goodwill	-	-	(5,551,429)	-	(5,551,429)
Other expenses	(40,458)	(16,450)	(293)	-	(57,201)
Change in fair value of investment property	-	-	38,296	-	38,296
Change in fair value of warrant liability	-	-	-	2,383,178	2,383,178
Finance cost	(868,609)	(141,688)	(1,200)	(17,290)	(1,028,787)
Income tax expenses	65,411	(13,185)	(13,462)		(38,764)
Segment profit/(loss)	(6,439,450)	513,706	(6,647,460)	(9,010,593)	(21,583,798)

2024
Segment revenue	23,340,627	17,762,762	-	-	41,103,389
Cost	(20,827,165)	(15,017,771)	-	-	(35,844,936)
Other income	912,296	788,216	-	-	1,700,512
Selling and marketing expenses	(117,893)	(155,489)	-	(436,828)	(710,210)
General and administrative expenses	(728,730)	(919,471)	-	(8,741,509)	(10,389,710)
Other expenses	(32,635)	(1,922)	-	-	(34,557)
Finance cost	(325,587)	(105,160)	-	(688)	(431,435)
Change in fair value of warrant liability	-	-	-	38,363	38,363
Income tax expenses	(38,054)	(237,860)	-	-	(275,914)
Segment profit/(loss)	2,182,859	2,113,305	-	(9,140,662)	(4,844,498)

2023
Segment revenue	18,565,897	13,206,389	-	-	31,772,286
Cost	(17,156,622)	(10,963,884)	-	-	(28,120,506)
Other income	1,212,231	618,668	-	-	1,830,899
Selling and marketing expenses	(46,188)	(145,394)	-	-	(191,582)
General and administrative expenses	(904,227)	(606,278)	-	(2,335,862)	(3,846,367)
Other expenses	(14,214)	(13,567)	-	-	(27,781)
Finance cost	(160,662)	(58,086)	-	(109,862)	(328,610)
Income tax expenses	(133,672)	(90,630)	-	-	(224,302)
Segment profit/(loss)	1,362,543	1,947,218	-	(2,445,724)	864,037

Assets and liabilities are predominantly reviewed by the CODM at a consolidated level and not at a segment level. Within the Group’s non-current assets are property, plant and equipment which are primarily located in Singapore. Other non-current assets such as right-of-use assets are predominantly regional assets that are not attributed to a segment.

Segment assets and liabilities

	IFM services	Manpower outsourcing services	Other services	Unallocated	Total
	USD	USD	USD	USD	USD
2025
Total assets	13,738,045	13,340,845	7,156,405	106,306	34,341,601
Total liabilities	13,944,319	2,398,246	1,307,519	3,081,799	20,731,883

2024
Total assets	2,896,892	8,022,029	-	4,450,471	15,369,392
Total liabilities	5,608,602	2,684,509	-	881,706	9,174,817

Geographic allocation

All business units of the Group are operating in Singapore, Malaysia, Hong Kong, Thailand, Vietnam, United Kingdom, Netherlands, Germany, United Arab Emirates and Australia.  The Group allocates revenue on the basis of the location of the customer. The geographic revenue generates majority from Singapore and Malaysia, while less than 10% of the Group’ revenue generated from other countries. And non-current assets are mainly located in Singapore and Malaysia. IFRS 8 requires the disclosure of revenue from external customers and non-current assets by geographical area. However, the information necessary to provide a meaningful geographical breakdown of non-current assets by individual country is not readily available. The cost to develop and maintain such information on a consistent and reliable basis would be excessive. Accordingly, the Group has not disclosed the geographical information of non-current assets required by paragraph 33 of IFRS 8.

	Revenue
	2025	2024	2023
	USD	USD	USD
Singapore	45,910,496	35,276,322	29,158,317
Malaysia	8,751,244	5,676,996	2,613,969
Others	2,583,427	150,071	-
Total	57,245,167	41,103,389	31,772,286